Related party disclosures - Narrative (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Related party fees	SFr 0	SFr 13,000	SFr 45,000
Commitments made by entity, related party transactions	SFr 21,000